SCHEDULE OF RISKS IN RELATION IN FINANCIAL STATEMENTS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Operating cost and expenses:
Total operating cost and expenses	$ (76,786)	¥ (560,491)	¥ (735,726)	¥ (1,254,280)
Net loss	(16,866)	(123,121)	(165,120)	(138,390)
Net cash used in operating activities	(17,274)	(126,082)	(170,862)	(167,111)
Net cash generated by investing activities	(22,786)	(166,330)	294,035	92,565
Net cash (used in)/generated by financing activities	(1,825)	(13,319)	(42,733)	(144,266)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	528	3,852	7,528	45,823
Net increase/(decrease) in cash, cash equivalents and restricted cash	(41,357)	(301,879)	87,968	(172,989)
Cash, cash equivalents and restricted cash at beginning of the year	74,625	544,711	456,743	629,732
Cash, cash equivalents and restricted cash at the end of the year	$ 33,268	242,832	544,711	456,743
Variable Interest Entity Primary Beneficiary Third Parties [Member]
Revenues:
Total revenues		234,870	316,382	349,259
Operating cost and expenses:
Total operating cost and expenses		(204,467)	(272,602)	(478,245)
Variable Interest Entity Primary Beneficiary Intra Group [Member]
Revenues:
Total revenues		27,815	91,657	229,562
Operating cost and expenses:
Total operating cost and expenses		(109,726)	(142,717)	(178,573)
Net cash used in operating activities		(62,677)	(453,916)	(698,690)
Net cash generated by investing activities		18,588	118,831	60,000
Net cash (used in)/generated by financing activities		18,700	1,500	4,250
Variable Interest Entity, Primary Beneficiary [Member]
Revenues:
Total revenues		262,685	408,039	578,821
Operating cost and expenses:
Total operating cost and expenses		(314,193)	(415,319)	(656,818)
Net loss		(51,435)	(7,276)	(75,329)
Net cash used in operating activities		(27,114)	(222,310)	(6,042)
Net cash generated by investing activities		18,670	127,859	65,216
Net cash (used in)/generated by financing activities		8,017	(14,879)	(36,769)
Effect of exchange rate changes on cash, cash equivalents and restricted cash		260	301	1,127
Net increase/(decrease) in cash, cash equivalents and restricted cash		(167)	(109,029)	23,532
Cash, cash equivalents and restricted cash at beginning of the year		47,345	156,374	132,842
Cash, cash equivalents and restricted cash at the end of the year		47,178	47,345	156,374
Variable Interest Entity Primary Beneficiary External Parties [Member]
Operating cost and expenses:
Net cash used in operating activities		35,563	231,606	692,648
Net cash generated by investing activities		82	9,028	5,216
Net cash (used in)/generated by financing activities		¥ (10,683)	¥ (16,379)	¥ (41,019)